Concentration of Risks - Summary of External Customers with 10% or More of Group's Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue, Major Customer [Line Items]
Revenue	¥ 180,093	$ 27,600	¥ 121,814	¥ 66,487
Cost of Revenue	73,914	11,328	50,596	32,740
Supplier Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	16,239	2,489
Customer A [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				20,246
Customer B [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				8,775
Customer C [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				7,925
Customer D [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				¥ 7,113
Customer E [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	22,655	3,472	29,204
Customer F [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	92,331	14,150	¥ 28,319
Customer G [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	¥ 24,071	$ 3,689